CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Conversion - (Details)	12 Months Ended
Dec. 31, 2020 USD ($) director
Minimum gross proceeds required for automatic conversion of preferred stock | $	$ 25,000,000
Series A and A-1 convertible preferred stock
Number of directors who may be appointed by shareholders	1
Series B Convertible Preferred Stock
Number of directors who may be appointed by shareholders	1